                                FIDELITY VIP PLUS

                         MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA1

                                  ANNUAL REPORT
                                DECEMBER 31, 2002

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

[MONARCH LIFE INSURANCE COMPANY LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA1:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account VA1 of Monarch Life Insurance Company at December 31, 2002 and 2001, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2003

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                                        COST              SHARES      MARKET VALUE
                                                                  -----------------     ---------   -----------------
ASSETS
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                          $         287,157       287,157   $         287,157
  Investment Grade Bond Portfolio                                            97,095         7,736             105,985
  Equity Income Portfolio                                                   789,653        36,061             654,867
  Growth Portfolio                                                        1,650,842        45,576           1,068,314
  Asset Manager Portfolio                                                   294,155        17,899             228,216
  High Income Portfolio                                                      87,372         8,256              48,961
  Overseas Portfolio                                                        230,278        11,459             125,823
                                                                  -----------------                 -----------------
Total Invested Assets                                             $       3,436,552                         2,519,323
                                                                  =================

LIABILITIES
  Total Liabilities                                                                                                --
                                                                                                    -----------------

  Net Assets                                                                                        $       2,519,323
                                                                                                    =================

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001

                                                                        COST              SHARES      MARKET VALUE
                                                                  -----------------     ---------   -----------------
ASSETS
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                          $         340,221       340,221   $         340,221
  Investment Grade Bond Portfolio                                           209,542        17,693             228,597
  Equity Income Portfolio                                                   984,337        47,305           1,076,194
  Growth Portfolio                                                        1,789,191        52,273           1,756,903
  Asset Manager Portfolio                                                   297,696        18,041             261,773
  High Income Portfolio                                                      83,440         7,460              47,816
  Overseas Portfolio                                                        231,292        11,491             159,491
                                                                  -----------------                 -----------------
Total Invested Assets                                             $       3,935,719                         3,870,995
                                                                  =================

LIABILITIES
  Total Liabilities                                                                                                --
                                                                                                    -----------------

  Net Assets                                                                                        $       3,870,995
                                                                                                    =================

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                             MONEY        INVESTMENT         EQUITY
                                                                             MARKET       GRADE BOND         INCOME
                                                             TOTAL          DIVISION       DIVISION         DIVISION
                                                          -----------     -----------    ------------    --------------
Investment Income:
  Dividends                                               $    50,778     $     5,327    $      9,014    $       17,012
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (31,465)         (3,135)         (1,572)           (8,668)
                                                          -----------     -----------    ------------    --------------
    Net Investment Income                                      19,313           2,192           7,442             8,344
                                                          -----------     -----------    ------------    --------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  63,934              --          14,652            22,461
  Net Unrealized Losses                                      (852,507)             --         (10,165)         (226,643)
  Capital Gain Distributions                                   23,155              --              --            23,155
                                                          -----------     -----------    ------------    --------------
    Net Gains and (Losses)                                   (765,418)             --           4,487          (181,027)
                                                          -----------     -----------    ------------    --------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (746,105)          2,192          11,929          (172,683)
                                                          -----------     -----------    ------------    --------------

Transfers of Net Premiums                                       2,115              --              --                --
Transfers Due to Terminations                                (607,682)        (55,256)       (164,541)         (238,644)
Transfers Among Investment Divisions                               --              --          30,000           (10,000)
                                                          -----------     -----------    ------------    --------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      (605,567)        (55,256)       (134,541)         (248,644)
                                                          -----------     -----------    ------------    --------------

Total Increase (Decrease) in Net Assets                    (1,351,672)        (53,064)       (122,612)         (421,327)
Net Assets - Beginning of Year                              3,870,995         340,221         228,597         1,076,194
                                                          -----------     -----------    ------------    --------------
Net Assets - End of Year                                  $ 2,519,323     $   287,157    $    105,985    $      654,867
                                                          ===========     ===========    ============    ==============

                                                                            ASSET            HIGH
                                                            GROWTH         MANAGER          INCOME         OVERSEAS
                                                           DIVISION        DIVISION        DIVISION        DIVISION
                                                        -------------    ------------    ------------    -----------
Investment Income:
  Dividends                                             $       3,655    $      9,629    $      4,993    $     1,148
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (13,765)         (2,412)           (467)        (1,446)
                                                        -------------    ------------    ------------    -----------
    Net Investment Income                                     (10,110)          7,217           4,526           (298)
                                                        -------------    ------------    ------------    -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  30,817          (2,761)           (583)          (652)
  Net Unrealized Losses                                      (550,242)        (30,015)         (2,788)       (32,654)
  Capital Gain Distributions                                       --              --              --             --
                                                        -------------    ------------    ------------    -----------
    Net Gains and (Losses)                                   (519,425)        (32,776)         (3,371)       (33,306)
                                                        -------------    ------------    ------------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (529,535)        (25,559)          1,155        (33,604)
                                                        -------------    ------------    ------------    -----------

Transfers of Net Premiums                                          --           2,115              --             --
Transfers Due to Terminations                                (149,054)           (113)            (10)           (64)
Transfers Among Investment Divisions                          (10,000)        (10,000)             --             --
                                                        -------------    ------------    ------------    -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                      (159,054)         (7,998)            (10)           (64)
                                                        -------------    ------------    ------------    -----------

Total Increase (Decrease) in Net Assets                      (688,589)        (33,557)          1,145        (33,668)
Net Assets - Beginning of Year                              1,756,903         261,773          47,816        159,491
                                                        -------------    ------------    ------------    -----------
Net Assets - End of Year                                $   1,068,314    $    228,216    $     48,961    $   125,823
                                                        =============    ============    ============    ===========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                             MONEY        INVESTMENT        EQUITY
                                                                             MARKET       GRADE BOND        INCOME
                                                             TOTAL          DIVISION       DIVISION        DIVISION
                                                          -----------     -----------    ------------    -------------
Investment Income:
  Dividends                                               $    78,618     $    12,894    $     11,706    $       19,508
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (40,720)         (3,236)         (2,237)          (11,019)
                                                          -----------     -----------    ------------    --------------
    Net Investment Income                                      37,898           9,658           9,469             8,489
                                                          -----------     -----------    ------------    --------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  71,616              --             360            17,905
  Net Unrealized Gains (Losses)                              (862,911)             --           5,901          (148,881)
  Capital Gain Distributions                                  223,424              --              --            54,803
                                                          -----------     -----------    ------------    --------------
    Net Gains and (Losses)                                   (567,871)             --           6,261           (76,173)
                                                          -----------     -----------    ------------    --------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (529,973)          9,658          15,730           (67,684)
                                                          -----------     -----------    ------------    --------------

Transfers Due to Terminations                                (219,670)           (171)           (928)          (51,085)
Transfers Among Investment Divisions                               --          71,126              --             8,591
                                                          -----------     -----------    ------------    --------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      (219,670)         70,955            (928)          (42,494)
                                                          -----------     -----------    ------------    --------------

Total Increase (Decrease) in Net Assets                      (749,643)         80,613          14,802          (110,178)
Net Assets - Beginning of Year                              4,620,638         259,608         213,795         1,186,372
                                                          -----------     -----------    ------------    --------------
Net Assets - End of Year                                  $ 3,870,995     $   340,221    $    228,597    $    1,076,194
                                                          ===========     ===========    ============    ==============

                                                                             ASSET           HIGH
                                                            GROWTH          MANAGER         INCOME         OVERSEAS
                                                           DIVISION        DIVISION        DIVISION        DIVISION
                                                        -------------    ------------    -----------     -----------
Investment Income:
  Dividends                                             $       1,567    $     16,757    $      6,684    $     9,502
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (19,072)         (2,854)           (522)        (1,780)
                                                        -------------    ------------    ------------    -----------
    Net Investment Income                                     (17,505)         13,903           6,162          7,722
                                                        -------------    ------------    ------------    -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  55,096          (1,008)           (433)          (304)
  Net Unrealized Gains (Losses)                              (603,733)        (36,235)        (12,635)       (67,328)
  Capital Gain Distributions                                  147,317           6,284              --         15,020
                                                        -------------    ------------    ------------    -----------
    Net Gains and (Losses)                                   (401,320)        (30,959)        (13,068)       (52,612)
                                                        -------------    ------------    ------------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (418,825)        (17,056)         (6,906)       (44,890)
                                                        -------------    ------------    ------------    -----------

Transfers Due to Terminations                                 (26,937)       (140,486)             (6)           (57)
Transfers Among Investment Divisions                          (79,717)             --              --             --
                                                        -------------    ------------    ------------    -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      (106,654)       (140,486)             (6)           (57)
                                                        -------------    ------------    ------------    -----------

Total Increase (Decrease) in Net Assets                      (525,479)       (157,542)         (6,912)       (44,947)
Net Assets - Beginning of Year                              2,282,382         419,315          54,728        204,438
                                                        -------------     -----------    ------------    -----------
Net Assets - End of Year                                $   1,756,903    $    261,773    $     47,816    $   159,491
                                                        =============    ============    ============    ===========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act) and is currently comprised of seven investment divisions. Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to amounts in the 2001 Statement of Operations and Changes in Net Assets to conform with current year presentation.

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account for the year ended December 31, 2002 are shown below:

                                                                PURCHASES               SALES
                                                               -----------           ------------
Money Market Portfolio                                         $    60,392           $    113,456
Investment Grade Bond Portfolio                                     40,180                167,278
Equity Income Portfolio                                             56,557                273,703
Growth Portfolio                                                    11,489                180,655
Asset Manager Portfolio                                             11,744                 12,525
High Income Portfolio                                                4,993                    478
Overseas Portfolio                                                   1,148                  1,510
                                                               -----------           ------------
        Totals                                                 $   186,503           $    749,605
                                                               ===========           ============

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 are shown below:

                                                                                              NET INCREASE
                                                                    ISSUED      REDEEMED       (DECREASE)
                                                                    ------      --------      ------------
Money Market Division                                                3,468       (6,947)        (3,479)
Investment Grade Bond Division                                       1,431       (7,796)        (6,365)
Equity Income Division                                                 423       (7,734)        (7,311)
Growth Division                                                        213       (5,612)        (5,399)
Asset Manager Division                                                  78         (417)          (339)
High Income Division                                                     0           (1)            (1)
Overseas Division                                                        0           (5)            (5)

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 6-CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2002 and 2001, consist of the following:

                                                       AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31,
                                            -----------------------------------                 -------------------------------
                                                                                                         EXPENSES AS A
                                                                                             INVESTMENT  % OF AVERAGE
                                    ACCUMULATION         ACCUMULATION      ACCUMULATION        INCOME     ACCUMULATION     TOTAL
         2002                           UNITS             UNIT VALUE          VALUE            RATIO*        VALUE**     RETURN***
         ----                       ------------         ------------      ------------      ----------  --------------  ----------
Money Market Division                  18,037               $15.92           $287,157           1.70%       1.00%          0.70%
Investment Grade Bond Division          4,693                22.59            105,985           6.06%       1.00%          9.29%
Equity Income Division                 20,813                31.47            654,867           1.98%       1.00%        (17.77%)
Growth Division                        39,125                27.30          1,068,314           0.27%       1.00%        (30.87%)
Asset Manager Division                  9,277                24.60            228,216           3.98%       1.00%         (9.63%)
High Income Division                    2,445                20.02             48,961          10.62%       1.00%          2.40%
Overseas Division                      10,804                11.65            125,823           0.79%       1.00%        (21.07%)

        2001
Money Market Division                  21,516               $15.81           $340,221           3.97%       1.00%          3.15%
Investment Grade Bond Division         11,057                20.67            228,597           5.23%       1.00%          7.38%
Equity Income Division                 28,123                38.27          1,076,194           1.79%       1.00%         (5.91%)
Growth Division                        44,525                39.49          1,756,903           0.08%       1.00%        (18.47%)
Asset Manager Division                  9,616                27.22            261,773           6.13%       1.00%         (5.05%)
High Income Division                    2,445                19.55             47,816          12.95%       1.00%        (12.62%)
Overseas Division                      10,806                14.76            159,491           5.43%       1.00%         21.96%

*These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment divisions invest.

**These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

NOTE 7-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 8-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.